Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee benefits

17. Employee benefits

The components of net period cost recognized in the consolidated statements of operations and the obligations for seniority premium for the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025		2024		2023
Analysis of net period cost:
Current service cost	US$	(940)	US$	222	US$	2,187
Interest cost on benefit obligation		1,213		983		1,109
Net period cost	US$	273	US$	1,205	US$	3,296

Changes in the defined benefit obligation are as follows:

	2025		2024
Defined benefit obligation as of January 1,	US$	12,790	US$	14,644
Net period cost charged to profit or loss:
Current service cost		(940)		222
Interest cost on benefit obligation		1,213		983
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		1,272		130
Payments made		(494)		(879)
Conversion effect foreign currency		1,541		(2,310)
Defined benefit obligation as of December 31,	US$	15,382	US$	12,790

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2025	2024
Financial:
Discount rate	9.70%	10.69%
Expected rate of salary increases	5.60%	5.60%
Annual increase in minimum salary	3.75%(1) (2)	3.75%(1) (2)

Biometric:
Mortality (3)	EMSSA 09, CEPAL 2010 EL SALVADOR - COSTA RICA	EMSSA 09, CEPAL 2010 EL SALVADOR - COSTA RICA
Disability (4)	IMSS-97	IMSS-97

(1)	3.75% applies to the General Zone and Border Zone in Mexico
(2)	Border Zone, is made up of the states that border with the United States and the General Zone is made up by the rest states of the country.
(3)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(4)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

As of December 31, 2025, and 2024, the accruals related to employee profit sharing which is included as part of short-term other liabilities caption, are as follows:

	2025		2024
Employee profit-sharing (Note 16)	US$	882	US$	18,755

Sensitivity analysis

A reasonably possible variation at the date of the report, in one of the most significant actuarial assumptions, and assuming that the rest of the variables had remained constant, would have affected the benefit obligations defined as of December 31, 2025 in the amounts as follows:

		Present value of the defined benefit obligation (In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	(819)	US$	900
Statutory minimum wage increase rate:	50 basis points	US$	313	US$	(335)
Salary increase rate:	50 basis points	US$	609	US$	(566)